ProShares MSCI Transformational Changes ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ProShares MSCI Transformational Changes ETF | None
Prospectus [Line Items]
Annual Return [Percent]	19.41%	22.62%	(29.43%)	7.31%